CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 – CONVERTIBLE NOTES PAYABLE

On June 1, 2017, the Company received $100,000 from a third party pursuant to the terms of a convertible promissory note (the "Convertible Note"). The Convertible Note accrued interest at 7% per annum and all principal and interest is payable on the maturity date of June 1, 2019. The Holder may, at any time, upon written notice, convert all amounts then outstanding under this Convertible Note into a number of common units of the Company equal to the amount then owed under this Note divided by $2.50. Upon the maturity date, the principal and accrued interest under this note will automatically be converted into the number of common units of the Company equal to the amount then owed under this Convertible Note divided by $2.50. The Company may prepay this Convertible Note at any time upon thirty days' prior written notice to the Holder and shall prepay this Convertible Note in full upon the thirty days' prior written notice of a change of control event. The Company evaluated the conversion feature of the Convertible Note and determined the Company's common stock fair value exceeded the conversion price as stated in the Convertible Note. Management determined that the favorable exercise price represented a beneficial conversion feature. Using the intrinsic value method at the convertible promissory note date, a total discount of $10,000 was recognized and is being amortized to interest expense over the term of the Convertible Note. For the years ended December 31, 2017 and 2016, amortization of debt discount charged to interest expense amounted to $2,917 and $0, respectively. As of December 31, 2017 and 2016, the principal balance due under this Convertible Note is $100,000 and $0, respectively. In March 2018, the principal balance all accrued interest was converted into common units (See Note 10).

On August 7, 2017, the Company received $50,000 from a third party pursuant to the terms of a convertible promissory note (the "Note"). The Note accrued interest at 7% per annum and all principal and interest was payable on demand. The Holder may, at any time, upon written notice, convert all amounts then outstanding under this Convertible Note into a number of common units of the Company equal to the amount then owed under this Note divided by $2.75. In November 2017, the Company repaid this Note and all interest due. The Company evaluated the conversion feature of the Note and determined the Company's common stock was equal to the conversion price as stated in the Note. Accordingly, management determined that no beneficial conversion feature existed.

For the years ended December 31, 2017 and 2016, interest expense related to the Convertible Note and Note amounted to $5,092 and $0, respectively.

At December 31, 2017 and 2016, the Convertible Note consisted of the following:

	December 31, 2017	December 31, 2016
Principal amount	$100,000	$-
Less: unamortized debt discount	(7,083)	-
Convertible note payable, net	$92,917	$-

The weighted average interest rate during the year ended December 31, 2017 was 7.0%.